Pension and Postretirement Benefit Plans and Defined Contribution Plans - Expected Future Cash Flow Information (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Postretirement Benefits Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected contributions in 2019		$ 147
Expected benefit payments:
2020		153
2021		137
2022		137
2023		136
2024		134
2025-2029		642
Voluntary contribution		137	$ 145
Foreign Plan [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected contributions in 2019		172
Expected benefit payments:
2020		355
2021		358
2022		364
2023		366
2024		375
2025-2029		1,992
Voluntary contribution		230	209
Qualified Plan [Member] | United States [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected contributions in 2019		1,276
Expected benefit payments:
2020		1,477
2021		1,089
2022		1,048
2023		1,046
2024		1,028
2025-2029		4,759
Voluntary contribution		11	500
Nonqualified Plan [Member] | United States [Member] | U.S. Supplemental (Non-Qualified) Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected contributions in 2019		189
Expected benefit payments:
2020		189
2021		113
2022		115
2023		110
2024		103
2025-2029		435
Voluntary contribution		$ 144	$ 129
Forecast [Member] | Qualified Plan [Member] | United States [Member] | Pension Plan [Member]
Expected benefit payments:
Voluntary contribution	$ 1,250